Reportable Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor [Member]
Revenue from operations, Total		$ 348,590
Long-lived asset, Total		328,727
Successor [Member] | MENA [Member]
Revenue from operations, Total		345,047
Long-lived asset, Total		319,552
Successor [Member] | Rest of World [Member]
Revenue from operations, Total		3,543
Long-lived asset, Total		$ 9,175
Predecessor [Member]
Long-lived asset, Total			$ 264,269
Predecessor [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total	$ 137,027		271,324	$ 224,115
Long-lived asset, Total			264,269
Predecessor [Member] | MENA [Member]
Long-lived asset, Total			258,382
Predecessor [Member] | MENA [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total	134,479		267,366	213,189
Predecessor [Member] | Rest of World [Member]
Long-lived asset, Total			5,887
Predecessor [Member] | Rest of World [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total	$ 2,548		$ 3,958	$ 10,926